SEGMENT INFORMATION - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from Major Customer	R$ 39,468,497	R$ 39,322,786	R$ 26,093,154
Rumo S.A. [member] | Major Customers [member]
Disclosure of operating segments [line items]
Percentage of net revenue	3.07%	2.17%	2.57%
Revenue from Major Customer	R$ 1,213,263	R$ 862,650	R$ 664,034